Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 14. Stock-Based Compensation

Certain of our direct employees participated in The Williams Companies, Inc. 2007 Incentive Plan, which provides for Williams common-stock-based awards to both employees and Williams’ nonmanagement directors. The plan permits the granting of various types of awards including, but not limited to, stock options and restricted stock units. Awards may be granted for no consideration other than prior and future services or based on certain financial performance targets. Additionally, certain of our eligible direct employees participated in Williams’ Employee Stock Purchase Plan (ESPP). The ESPP enables eligible participants to purchase through payroll deductions a limited amount of Williams’ common stock at a discounted price.

Through the date of spin-off we were charged by Williams for stock-based compensation expense related to our direct employees. Williams also charges us for the allocated costs of certain indirect employees of Williams (including stock-based compensation) who provide general and administrative services on our behalf. However, information included in this note is limited to stock-based compensation associated with the direct employees (see Note 4 for total costs charged to us by Williams).

Williams’ Compensation Committee determined that all outstanding Williams stock-based compensation awards, whether vested or unvested, other than outstanding options issued prior to January 1, 2006 (the Pre-2006 Options), be converted into awards with respect to shares of common stock of the company that continues to employ the holder following the spin-off. The Pre-2006 Options (whether held by our employees or other Williams employees) converted into options for both Williams and WPX common stock following the spin-off, in the same ratio as is used in the distribution of WPX common stock to holders of Williams common stock. The number of shares underlying each such award (including the Pre-2006 Options) and, with respect to options (including the Pre-2006 Options), the per share exercise price of each award was adjusted to maintain, on a post-spin-off basis, the pre-spin-off intrinsic value of each award.

Total stock-based compensation expense included in general and administrative expense for the years ended December 31, 2011, 2010 and 2009 was $18 million, $14 million, and $13 million, respectively. Measured but unrecognized stock-based compensation expense at December 31, 2011 was $24 million. This amount is comprised of $2 million related to stock options and $22 million related to restricted stock units. These amounts are expected to be recognized over a weighted-average period of 1.8 years.

WPX Energy, Inc. 2011 Incentive Plan

Subsequent to the spin-off, we have an equity incentive plan and an employee stock purchase plan. The 2011 Incentive Plan authorizes the grant of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other stock-based awards. The number of shares of common stock authorized for issuance pursuant to all awards granted under the 2011 Incentive Plan is 11,000,000 shares. The 2011 Incentive Plan will be administered by either the full Board of Directors or a committee as designated by the Board of Directors. Our employees, officers and non-employee directors are eligible to receive awards under the 2011 Incentive Plan.

The employee stock purchase plan allows domestic employees the option to purchase WPX common stock at a 15 percent discount through after-tax payroll deductions. The purchase price of the stock is the lower of either the first or last day of the biannual offering periods, followed with the 15 percent discount. The maximum number of shares that shall be made available under the purchase plan is 1,000,000, subject to adjustment for stock splits and similar events.

Employee stock-based awards

Stock options are valued at the date of award, which does not precede the approval date, and compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period. The purchase price per share for stock options may not be less than the market price of the underlying stock on the date of grant.

Stock options generally become exercisable over a three-year period from the date of grant and generally expire ten years after the grant.

Restricted stock units are generally valued at fair value on the grant date and generally vest over three years. Restricted stock unit compensation cost, net of estimated forfeitures, is generally recognized over the vesting period on a straight-line basis.

Stock Options

The following summary reflects stock option activity and related information for the year ended December 31, 2011.

	WPX Plan			Direct employees participation in Williams Plan
Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)	(Millions)		(Millions)
Outstanding at December 31, 2010	—	$—	$—	1.6	$18.23	$13

Granted	—	$—		.2	$29.73
Exercised	—	$—		(.4)	$13.52
Expired	—	$—		(.1)	$34.66
Conversion of direct employee options	2.0	$12.81		(1.3)	$21.08
Conversion of other options(1)	2.2	$10.16		—	$—

Outstanding at December 31, 2011	4.2	$11.41	$29	—	$—

Exercisable at December 31, 2011	3.0	$10.92	$22	—	—

(1)	Includes approximately 962 thousand shares held by Williams employees at a weighted average price of $7.07 per share.

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010, and 2009 was $7 million, $2 million, and $0.2 million, respectively.

The following summary provides additional information about stock options that are outstanding and exercisable at December 31, 2011.

	WPX Plan
	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
	(Millions)		(Years)	(Millions)		(Years)
$ 1.26 to $6.02	1.4	$5.19	4.6	1.2	$5.00	4.1
$ 6.49 to $11.75	1.1	$11.21	5.7	0.7	$10.93	4.4
$12.00 to $15.67	0.7	$14.41	4.8	0.7	$14.41	4.8
$16.46 to $20.97	1.0	$18.17	7.8	0.4	$20.23	6.2

Total	4.2	$11.41	5.7	3.0	$10.92	4.6

The estimated fair value at date of conversion for WPX awards and the date of grant of options for Williams common stock granted in each respective year, using the Black-Scholes option pricing model, is as follows:

	WPX Plan	Williams Plan
	2011	2011	2010	2009
Weighted-average or grant date fair value of options granted	$—	$7.71	$7.02	$5.60

Weighted-average conversion date fair value options granted	$8.48

Weighted-average assumptions:
Dividend yield	—%	3.6%	2.6%	1.6%
Volatility	45%	34.6%	39.0%	60.8%
Risk-free interest rate	0.377%	2.84%	3.0%	2.3%
Expected life (years)	2.8	6.5	6.5	6.5

For the WPX Plan the weighted average fair value is a component of the intrinsic value calculation at spin-off and is not necessarily indicative of the fair value of future WPX grants. The expected volatility yield is based on the historical volatility of comparable peer group stocks. The risk free rate interest rate is based on the U.S. Treasury Constant Maturity rates as of the modification date. The expected life of the options is based over the remaining option term.

For the Williams Plan, the expected dividend yield is based on the average annual dividend yield as of the grant date. Expected volatility is based on the historical volatility of Williams stock and the implied volatility of Williams stock based on traded options. In calculating historical volatility, returns during calendar year 2002 were excluded as the extreme volatility during that time is not reasonably expected to be repeated in the future. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.

Nonvested Restricted Stock Units

The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2011.

	WPX Plan		Direct employees participation in Williams Plan
Restricted Stock Units	Shares	Weighted- Average Fair Value*	Shares	Weighted- Average Fair Value*
	(Millions)		(Millions)
Nonvested at December 31, 2010	—	$—	1.8	$16.93
Granted	—	$—	.5	$27.74
Forfeited	—	$—	(.1)	$18.20
Cancelled	—	$—	(.1)	$35.47
Vested		$—	(.3)	$32.75
Conversion of direct employee restricted units	3.3	$9.74	(1.8)	$17.59
Conversion of indirect employee restricted units	1.3	$9.54	—	—

Nonvested at December 31, 2011	4.6	$9.69	—	$—

*	Performance-based shares are primarily valued using a valuation pricing model. However, certain of these shares were valued using the end-of-period market price until certification that the performance objectives were completed or a value of zero once it was determined that it was unlikely that performance objectives would be met. All other shares are valued at the grant-date market price, less dividends projected to be paid over the vesting period.

Other restricted stock unit information

	Williams Plan
	2011	2010	2009
Weighted-average grant date fair value of Williams restricted stock units granted during the year, per share	$27.74	$20.00	$9.71

Total fair value of restricted stock units vested during the year ($’s in millions)	$10	$9	$8

Performance-based shares granted represent 13 percent of nonvested restricted stock units outstanding at December 31, 2011. These grants may be earned at the end of a three-year period based on actual performance against a performance target. Expense associated with these performance-based grants is recognized in periods after performance targets are established. Based on the extent to which certain financial targets are achieved, vested shares may range from zero percent to 200 percent of the original grant amount.